Revenue and Segment Information - Sales by Geographical Markets Based on Locations of Customers (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of products and services [line items]
Total consolidated revenue	¥ 2,493,218	$ 358,128	¥ 3,149,614	¥ 2,830,987
The PRC (country of domicile) [member]
Disclosure of products and services [line items]
Total consolidated revenue	2,205,821	316,846	2,760,577	2,442,973
Vietnam [member]
Disclosure of products and services [line items]
Total consolidated revenue	28,200	4,051	37,294	40,058
Thailand [member]
Disclosure of products and services [line items]
Total consolidated revenue	29,879	4,292	39,808	35,824
Indonesia [member]
Disclosure of products and services [line items]
Total consolidated revenue	25,056	3,599	33,225	35,597
Malaysia [member]
Disclosure of products and services [line items]
Total consolidated revenue	24,635	3,539	32,145	33,042
South Korea [member]
Disclosure of products and services [line items]
Total consolidated revenue	12,622	1,813	17,731	12,757
Others [member]
Disclosure of products and services [line items]
Total consolidated revenue	¥ 167,005	$ 23,988	¥ 228,834	¥ 230,736